Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Commitments and Contingencies	Commitments and Contingencies
(1)    As of December 31, 2025, major commitments with local financial institutions are as follows:

(In millions of Korean won and foreign currencies in thousands)	Financial institution	Limit	Used amount
Bank overdraft	Kookmin Bank and others	₩ 674,000	—
Inter-Korean Cooperation Fund	Export-Import Bank of Korea	37,700	493
Economic Cooperation Business Insurance	Export-Import Bank of Korea	3,240	1,732
Collateralized loan on electronic accounts receivable-trade	Shinhan Bank and others	951,650	484,878
Plus electronic notes payable	Industrial Bank of Korea and others	70,000	5,998
Working capital loan	Korea Development Bank and others	1,211,491	258,190
	Shinhan Bank	USD64,767	USD64,767
Facility loans	Hana Bank and others	739,000	665,826
Derivatives transaction limit	Korea Development Bank and others	USD1,920,000	USD1,920,000
	Shinhan Bank and others	JPY30,000,000	JPY30,000,000
Total	KRW	3,687,081	1,417,117
	USD	1,984,767	1,984,767
	JPY	30,000,000	30,000,000
(2)    As of December 31, 2025, guarantees received from financial institutions are as follows:

(In millions of Korean won and foreign currencies in thousands)	Financial institution	Limit
Hana Bank	Guarantee for payment in Korean currency	4,000
	Comprehensive credit line and others	2,900
	Comprehensive credit line and others	USD10,300
Kookmin Bank	Guarantee for payment in foreign currency	USD3,186
Shinhan Bank	Guarantee for payment in Korean currency	754
	Refund guarantee for advances received	USD29,915
	Guarantee for payment in foreign currency and others	USD80,030
	Corporate card issuance guarantee	VND231,830
Woori Bank	Guarantee for payment in Korean currency	100
	Guarantee for payment in foreign currency	USD7,000
	Performance guarantee and others	USD180
HSBC	Guarantees for depositions	USD1,515
Seoul Guarantee Insurance Company	Performance guarantee and others	464,868
	Performance guarantee and others	USD1,170
Korea Software Financial Cooperative	Performance guarantee and others	1,700,592
Korea Specialty Contractor Financial Cooperative	Performance guarantee and others	135
Korea Housing Finance Corporation	Performance guarantee and others	25,526
Information & Communication Financial Cooperative	Performance guarantee and others	838,452
ACE American Fire and Marine Insurance Company	Performance guarantee and others	USD10,000
Total	KRW	3,037,327

USD	143,296
VND	231,830

(3)    The Controlling Company is jointly and severally obligated with KT Sat Co., Ltd., a subsidiary, to pay KT Sat Co., Ltd.’s liabilities incurred prior to spin-off. As of December 31, 2025, the Controlling Company and KT Sat Co., Ltd. are jointly and severally liable for reimbursement of ₩428 million.
(4)    For the year ended December 31, 2024 and 2025 the Group entered into agreements with the Securitization Specialty Companies (2024: First 5G 73th to 78nd Securitization Specialty Co., Ltd. 2025: First 5G 79rd to 84th Securitization Specialty Co., Ltd.,) and disposed of its trade receivables related to handset sales. The Group also made asset management agreements with each securitization specialty company and in accordance with the agreement, the Group will receive asset management fees upon liquidation of the securitization specialty company.
(5)    As of December 31, 2025, the Group is a defendant in 177 lawsuits with the total claimed amount of ₩158,621 million (As of December 31, 2024: ₩141,941 million). As of December 31, 2025, litigation provisions of ₩22,539 million for pending lawsuits and unasserted claims are recorded as liabilities for potential loss in the ordinary course of business. The final outcomes of the cases cannot be estimated as of December 31, 2025 (Note 17).
(6)    Under the agreement of bond issuance and borrowings, the Group is required to maintain certain financial ratios such as debt-to-equity ratio, use the funds for the designated purpose and report to the creditors periodically. The covenant also contains restriction on provision of additional collateral and disposal of certain assets.
(7)    As of December 31, 2025, the Group participates in Algerie Sidi Abdela new town development consortium (percentage of ownership: 2.5%) and has joint liability with other consortium participants.
(8)    As of December 31, 2025, the contract amount of properties and equipments acquisition agreement made but not yet recognized amounts to ₩399,817 million (As of December 31, 2024: ₩350,949 million).
(9)    As of December 31, 2025, there are derivatives generated by the Group granting Drag-Along Right to financial investors participating in paid-in capital increase of K Bank Inc. (Note 7). During the year, considering the terms of the shareholders’ agreement entered into with the financial investors, the Group entered into a supplemental agreement, adding a provision related to the drag-along rights and the previously guaranteed return included in the shareholders’ agreement, pursuant to which the Group agreed to compensate, up to ₩110,000 million, the difference between the eligible IPO offering price and the final offering price.
(10)    The Group entered into an agreement with financial investors of Epsilon Global Communications Pte regarding the acquisition of shares contract. If certain conditions are not met in the future as disclosed in the terms and conditions of the agreement, financial investors may exercise Tag-Along Right, Drag-Along Right, and the right to sell shares for the convertible preferred shares they hold (Note 7).
(11)    The Group has an obligation for additional contributions as per agreement to Storm Ventures FUND VII and others. As of December 31, 2025, remaining amounts of USD27,050 thousand and JPY160,000 thousand will be invested through the Capital Call method in the future.
(12)    As of December 31, 2025, the Group has an obligation of ₩470,160 million (100%) to provide financial support as an operating investor to K Defense Co., Ltd. established in accordance with the Private Investment Act on Social Infrastructure.
(13)    The Group has an agreement related to a stock sale contract with HYUNDAI MOBIS Co., Ltd., and HYUNDAI MOTOR COMPANY. If the Company intends to dispose of the acquired stocks to a third party after a certain period has elapsed from the date of the contract and the acquired stocks are to be disposed to a third party, HYUNDAI MOBIS Co., Ltd., and HYUND AI MOTOR COMPANY may exercise a preferential purchase right to designate a buyer with priority.
(14)    During the prior period, the Group entered into an agreement with equity investors who participated in the equity acquisition contract of kt Cloud Co., Ltd. According to this agreement, if conditions per the agreement are met, the financial investor may exercise a Tag-Along or a Put-Option to the Group in the future. In relation to this contract, the Group and the financial investor may settle mutual profits if there is a difference between the confirmed public offering price and the preliminary public offering price (Note 7).
(15)    As of December 31, 2025, The Group has the obligation of paying Minimum Guarantee as utilizing product bundling of Tving Co., Ltd., and the right to be paid a certain proportion of the excess as per agreement.
(16)    As of December 31, 2025, the Group exercised a put option on all of its shares in KT Rwanda Networks Ltd. pursuant to the shareholders’ agreement with the Rwandan government. Following an objection raised by the Rwandan government on the exercise of the put option, an international arbitration proceeding is ongoing at an international arbitration institution located in Mauritius, and the outcome of the arbitration remains uncertain.
(17)    Details of investment properties provided as collateral as December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	December 31, 2024
Collateral	Carrying amount		Secured amount	Related account	Related amount	Mortgagee
Land and buildings	₩	79,959	76,668	Borrowings	63,890	Industrial Bank of Korea/Shinhan Bank/Standard Chartered Bank
Land and buildings	541,351		68,019	Deposits received	58,062	leaseholder

(in millions of Korean won)	December 31, 2025
Collateral	Carrying amount		Secured amount	Related account	Related amount	Mortgagee
Land and buildings	₩	1,300,290	810,057	Borrowings	647,638	Industrial Bank of Korea/Shinhan Bank/Hana Bank and others
Land and buildings	1,290,020		110,273	Deposits received	91,806	leaseholder
(18)    The Group has established a supplier finance agreement with some suppliers, and suppliers participating in the supplier finance agreement can receive early payment on invoices sent to the Group from the Group’s external finance provider. The Group pays the finance provider in accordance with the usual payment terms to settle the debt. As of December 31, 2025, all financial liabilities subject to the supplier finance agreement are included in trade and other payables, and the carrying amount is ₩46,011 million. Of these, the carrying amount of the part that the suppliers have already received from the finance provider is ₩19,196 million. There were no significant non-cash changes in the carrying amount of the trade and other payables included in the Group’s supplier finance agreement.
(19)    As of December 31, 2025, the Group became aware of damages caused by unauthorized small-value payments and security incidents, and is currently under investigation by the Personal Information Protection Commission regarding the timing and circumstances of these incidents. As the investigation is ongoing, the Group cannot reasonably estimate any obligations that may arise in connection with this matter.